Operating Financial Information for Reportable Segments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Operating Revenues	$ 33,192	$ 31,586	$ 31,483	$ 30,818	$ 31,065	$ 30,279	$ 29,786	$ 29,420	$ 127,079	$ 120,550	$ 115,846
Cost of services and sales									49,931	44,887	46,275
Selling, general and administrative expense									41,016	27,089	39,951
Depreciation and amortization expense									16,533	16,606	16,460
Total operating expenses									107,480	88,582	102,686
Operating income	(2,136)	6,890	7,685	7,160	12,063	7,128	6,555	6,222	19,599	31,968	13,160
Operating Segments
Segment Reporting Information [Line Items]
Operating Revenues									126,075	119,647	114,813
Cost of services and sales									50,157	45,044	46,147
Selling, general and administrative expense									31,782	31,747	30,510
Depreciation and amortization expense									16,341	16,529	16,384
Total operating expenses									98,280	93,320	93,041
Operating income									27,795	26,327	21,772
Operating Segments | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									87,646	81,023	75,868
Cost of services and sales									28,825	23,648	24,490
Selling, general and administrative expense									23,602	23,176	21,650
Depreciation and amortization expense									8,459	8,202	7,960
Total operating expenses									60,886	55,026	54,100
Operating income									26,760	25,997	21,768
Operating Segments | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									38,429	38,624	38,945
Cost of services and sales									21,332	21,396	21,657
Selling, general and administrative expense									8,180	8,571	8,860
Depreciation and amortization expense									7,882	8,327	8,424
Total operating expenses									37,394	38,294	38,941
Operating income									1,035	330	4
Operating Segments | Service Revenue Retail Service
Segment Reporting Information [Line Items]
Operating Revenues									69,451	66,282	61,383
Operating Segments | Service Revenue Retail Service | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									69,451	66,282	61,383
Operating Segments | Service Revenue Other Service
Segment Reporting Information [Line Items]
Operating Revenues									3,104	2,691	2,290
Operating Segments | Service Revenue Other Service | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									3,104	2,691	2,290
Operating Segments | Service Revenue
Segment Reporting Information [Line Items]
Operating Revenues									72,555	68,973	63,673
Operating Segments | Service Revenue | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									72,555	68,973	63,673
Operating Segments | Equipment
Segment Reporting Information [Line Items]
Operating Revenues									10,957	8,096	8,010
Operating Segments | Equipment | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									10,957	8,096	8,010
Operating Segments | Other External Operating Non-Service Revenues
Segment Reporting Information [Line Items]
Operating Revenues									4,021	3,851	4,096
Operating Segments | Other External Operating Non-Service Revenues | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									4,021	3,851	4,096
Operating Segments | Mass Markets Consumer Retail
Segment Reporting Information [Line Items]
Operating Revenues									15,583	14,842	14,145
Operating Segments | Mass Markets Consumer Retail | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									15,583	14,842	14,145
Operating Segments | Mass Markets Small Business
Segment Reporting Information [Line Items]
Operating Revenues									2,464	2,537	2,589
Operating Segments | Mass Markets Small Business | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									2,464	2,537	2,589
Operating Segments | Mass Markets
Segment Reporting Information [Line Items]
Operating Revenues									18,047	17,379	16,734
Operating Segments | Mass Markets | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									18,047	17,379	16,734
Operating Segments | Global Enterprise Strategic Services
Segment Reporting Information [Line Items]
Operating Revenues									8,318	8,129	7,737
Operating Segments | Global Enterprise Strategic Services | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									8,318	8,129	7,737
Operating Segments | Global Enterprise Core
Segment Reporting Information [Line Items]
Operating Revenues									5,355	6,028	6,833
Operating Segments | Global Enterprise Core | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									5,355	6,028	6,833
Operating Segments | Global Enterprise
Segment Reporting Information [Line Items]
Operating Revenues									13,673	14,157	14,570
Operating Segments | Global Enterprise | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									13,673	14,157	14,570
Operating Segments | Global Wholesale
Segment Reporting Information [Line Items]
Operating Revenues									5,240	5,583	6,031
Operating Segments | Global Wholesale | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									5,240	5,583	6,031
Operating Segments | Other
Segment Reporting Information [Line Items]
Operating Revenues									462	442	498
Operating Segments | Other | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									462	442	498
Operating Segments | Intersegment Revenues
Segment Reporting Information [Line Items]
Operating Revenues									1,120	1,166	1,201
Operating Segments | Intersegment Revenues | Wireless
Segment Reporting Information [Line Items]
Operating Revenues									113	103	89
Operating Segments | Intersegment Revenues | Wireline
Segment Reporting Information [Line Items]
Operating Revenues									$ 1,007	$ 1,063	$ 1,112